Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 6,998	$ 512
Processor retained funds	56,864	58,514
Prepaid expenses	166,667
Prepaid expenses and other current assets	166,667
Deferred offering costs	771,954
Security deposits	276,943
Total Current Assets	1,279,426	59,026
Other Assets
Furniture and equipment	11,500
Restricted cash	1,100,000
Security deposits	1,377,010	433,987
Total Other Assets	2,488,510	433,987
Total Assets	3,767,936	493,013
Current Liabilities
Accounts payable and accrued expenses	4,209,366	3,772,919
Rents received in advance	1,819,943	858,538
Merchant cash advances - net of unamortized costs of $0 and $57,768, respectively	1,386,008	320,079
Loans payable - current portion	1,267,004	355,182
Loans payable - SBA - PPP Loan - current portion	815,183	534,950
Loans payable - related parties - current portion	22,221	74,962
Total Current Liabilities	9,519,725	5,916,630
Long-term Liabilities
Loans payable	925,114	617,271
Loans payable - SBA - PPP Loan		280,233
Loans payable - SBA - EIDL Loan	800,000	800,000
Loans payable - related parties	496,500
Convertible loans payable - related parties	2,608,860	367,850
Line of credit	94,975	94,975
Deferred rent	536,812	211,698
Total Long-term Liabilities	5,462,261	2,372,052
Total Liabilities	14,981,986	8,288,682
Commitments and Contingencies
Stockholders' Deficit
Members' Deficit	(11,214,050)	(7,795,669)
Total Liabilities and Stockholders' Deficit	$ 3,767,936	$ 493,013